Concentration - Schedule of Customer Concentration Risk (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	24.60%		18.70%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	28.30%	28.40%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	22.80%		25.20%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	25.60%	27.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	21.00%		23.10%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	12.20%	13.80%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	11.90%		12.60%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	10.20%		10.40%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	90.50%		90.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	66.10%	69.20%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	99.90%		99.40%
Supplier Concentration Risk [Member] | Supplier Total [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	99.90%		99.40%